INVESTMENTS - Derivatives Offsetting Financial Assets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reverse Repurchase agreements [Abstract]
Gross Amounts Recognized		$ 5
Gross Amounts Offset in the Balance Sheets		0
Net Amounts Presented in the Balance Sheets		5
Fair Value, Assets Derivatives	$ 6,111	6,046	$ 5,601
Equity contracts
ASSETS
Gross Amounts Recognized	4,200	3,461	2,214
Gross Amounts offset in the Balance Sheets	1,821	1,660	1,292
Net Amounts Presented in the Balance Sheets	2,379	1,801	922
Interest rate contracts
ASSETS
Gross Amounts Recognized	330	604
Gross Amounts offset in the Balance Sheets	653	193
Net Amounts Presented in the Balance Sheets	(323)	411
Credit contracts
ASSETS
Gross Amounts Recognized	28	35
Gross Amounts offset in the Balance Sheets	3	3
Net Amounts Presented in the Balance Sheets	25	32
Reverse Repurchase agreements [Abstract]
Fair Value, Assets Derivatives	28	35	20
Currency
ASSETS
Gross Amounts Recognized	75	19	52
Gross Amounts offset in the Balance Sheets	9	10	6
Net Amounts Presented in the Balance Sheets	66	9	46
Reverse Repurchase agreements [Abstract]
Fair Value, Assets Derivatives	0	5
Collateral
ASSETS
Gross Amounts Recognized	38	4
Gross Amounts offset in the Balance Sheets	0	2,123
Net Amounts Presented in the Balance Sheets	38	(2,119)
Reverse Repurchase agreements [Abstract]
Fair Value, Assets Derivatives	65	4	935
Collateral
ASSETS
Gross Amounts Recognized	65	24	121
Gross Amounts offset in the Balance Sheets	2,189	4	6
Net Amounts Presented in the Balance Sheets	(2,124)	20	115
Reverse Repurchase agreements [Abstract]
Fair Value, Assets Derivatives	38	24	121
Total Derivatives, subject to an ISDA Master Agreement
ASSETS
Gross Amounts Recognized	4,736	4,147	3,863
Gross Amounts offset in the Balance Sheets	4,675	3,993	3,670
Net Amounts Presented in the Balance Sheets	61	154	193
Other financial instruments
ASSETS
Gross Amounts Recognized	2,859	3,964	3,127
Gross Amounts offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	2,859	3,964	3,127
Other invested assets
ASSETS
Gross Amounts Recognized	7,595	8,111
Gross Amounts offset in the Balance Sheets	4,675	3,993
Net Amounts Presented in the Balance Sheets	$ 2,920	4,118
Total Derivatives, not subject to an ISDA Master Agreement
Reverse Repurchase agreements [Abstract]
Gross Amounts Recognized		5
Gross Amounts Offset in the Balance Sheets		0
Net Amounts Presented in the Balance Sheets		5
Interest Rate Contracts
ASSETS
Gross Amounts Recognized		604	521
Gross Amounts offset in the Balance Sheets		193	1,443
Net Amounts Presented in the Balance Sheets		411	(922)
Credit Contracts
ASSETS
Gross Amounts Recognized		35	20
Gross Amounts offset in the Balance Sheets		3	15
Net Amounts Presented in the Balance Sheets		32	5
Cash Collateral
ASSETS
Gross Amounts Recognized		4	935
Gross Amounts offset in the Balance Sheets		2,123	908
Net Amounts Presented in the Balance Sheets		(2,119)	27
Derivatives not subject to Isda master agreements
ASSETS
Gross Amounts Recognized			4
Net Amounts Presented in the Balance Sheets			4
Other Invested Assets
ASSETS
Gross Amounts Recognized		8,111	6,994
Gross Amounts offset in the Balance Sheets		3,993	3,670
Net Amounts Presented in the Balance Sheets		$ 4,118	3,324
Total Derivative Assets
ASSETS
Gross Amounts Recognized			3,867
Gross Amounts offset in the Balance Sheets			3,670
Net Amounts Presented in the Balance Sheets			$ 197